Trade and other payables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	$ 3,603,059	$ 3,240,658
Accrued liabilities	816,608	954,371
Trade and other payables	$ 4,419,667	$ 4,195,029